Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Griffin Capital Essential Asset REIT, Inc.
Entity Central Index Key	0001456016
Document Type	S-4
Document Period End Date	Dec. 31, 2014
Amendment Flag	true
Amendment Description	Amendment No. 2
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer